Transactions with Members, Shareholders and Related Parties	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Related Party Transactions [Abstract]
Transactions with Members, Shareholders and Related Parties
NOTE 6: TRANSACTIONS WITH MEMBERS, SHAREHOLDERS AND RELATED PARTIES
Total tax and excess cash distributions to its members declared by FTW were as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
FTW members excluding McAfee Corp.	$81	$65	$131	$152
McAfee Corp.	—	39	—	90

Total tax and excess cash distributions declared	$81	$104	$131	$242

McAfee Corp. used a portion of its share of the cash distributions declared by FTW to declare or pay the dividends noted in the table below during the six months ended June 26, 2021. Remaining distributions received by McAfee Corp. were used for corporate taxes and general corporate purposes.

Declaration Date	Record Date	Payment Date	Dividend per Share	Amount (in millions)
December 9, 2020	December 24, 2020	January 7, 2021	$0.087	$14
March 11, 2021	March 26, 2021	April 9, 2021	$0.115	$19
June 10, 2021	June 25, 2021	July 9, 2021	$0.115	$19
Distributions and dividends of $50 million were recorded primarily within Accounts payable and other current liabilities on the condensed consolidated balance sheet as of June 26, 2021, and $50 million was paid in July 2021.
In February 2020, we entered into an agreement with our former President and Chief Executive Officer to repurchase equity units for an aggregate repurchase price of $10 million. We also agreed to repurchase his remaining outstanding equity units in April 2021 at fair market value, contingent on the satisfaction of certain terms and conditions. Upon a sale of the company or an IPO prior to the repurchase date, the units were not required to be repurchased. The units were classified as temporary equity within Redeemable units from the time of the agreement until the IPO when they were reclassified to permanent equity. As of June 27, 2020, the estimated value of the April 2021 repurchase was $17 million.
We had these additional transactions, inclusive of discontinued operations, with TPG, Intel or other Continuing LLC Owners and companies owned or partially owned by those parties that therefore qualify as related parties. These transactions include sales of our products and purchases of various goods or services.

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Sales with related parties:
TPG affiliates	$—	$—	$1	$1
Other	2	—	2	—

Total	$2	$—	$3	$1

Payments to related parties:
Intel	$2	$—	$2	$1
TPG	4	—	5	—
TPG affiliates	7	8	15	18
Other	2	2	9	2

Total	$15	$10	$31	$21

Revenue from the sales transactions are recognized in accordance with our revenue recognition policy.
Our Intel receivable, net consisted of the following:

(in millions)	December 26, 2020	June 26, 2021
Intel receivable (1)
Tax indemnity	$8	$9

Total	8	9

Intel payable (1)
Tax indemnity	(2)	(3)

Total	(2)	(3)

Total, net (2)	$6	$6

(1)	We have the contractual right of offset of our receivables and payables with Intel.
(2)
As of June 26, 2021, $5 million and $1 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet. As of December 26, 2020, $3 million and $3 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet.

NOTE 7: TRANSACTIONS WITH MEMBERS, SHAREHOLDERS AND RELATED PARTIES
FTW declared tax and excess cash distributions to its members during the years ended December 26, 2020 and December 28, 2019 in aggregate of $314 million and $1,338 million, respectively. The distributions declared by FTW during the year ended December 26, 2020, included $38 million of which $24 million goes to Continuing LLC Owners and $14 million goes to McAfee Corp. McAfee Corp. used its share to declare a dividend of $0.087 per share of Class A common stock in December 2020. The $38 million in distributions and dividends was recorded within Accounts payable and other current liabilities on the consolidated balance sheet as of
December 26, 2020 and was paid in January 2021. The 2019 distributions to FTW members were partially funded through debt issued on June 13, 2019 (Note 13).
McAfee Corp. made a
one-time
payment of $13 million to members that exchanged their FTW LLC Units for Class A common shares in McAfee Corp. at the time of the IPO. The payment was reflected as a reduction to Additional paid-in
capital on the consolidated balance sheet as of December 26, 2020.
In February 2020, we entered into an agreement with our former President and Chief Executive Officer to repurchase equity units for an aggregate repurchase price of $10 million. We also agreed to repurchase his remaining outstanding equity units in April 2021 at fair market value, contingent on the satisfaction of certain terms and conditions. Upon a sale of the company or an IPO prior to the repurchase date, the units were not required to be repurchased. The units were classified as temporary equity within Redeemable units from the time of the agreement until the IPO when they were reclassified to permanent equity.
In October 2020, the Board of FTW approved and effected a
four-for-one
unit split of its member units. All unit and per unit data included in these consolidated financial statements give effect to the unit split and have been retroactively adjusted for all periods.
We had these additional transactions, inclusive of discontinued operations, with TPG, Intel or other Continuing LLC Owners and companies owned or partially owned by those parties that therefore qualify as related parties. The transactions within the table below include sales of our products and purchases of various goods or services and also include a payment of $22 million to certain affiliates of TPG, Thoma Bravo and Intel upon the termination of the Management Services Agreement subsequent to the IPO.

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Sales with related parties:
Intel	$3	$10	$1
TPG	—	—	1
TPG affiliates	5	4	2
Other	1	2	2

Total	$9	$16	$6

Payments to related parties:
Intel	$7	$6	$15
TPG	5	6	17
TPG affiliates	35	29	30
Other	6	21	16

Total	$53	$62	$78

Revenue from the sales transactions are recognized in accordance with our revenue recognition policy.
Our receivable from Intel, net consisted of the following:

(in millions)	December 28, 2019	December 26, 2020
Intel receivable (1)
Tax indemnity	$10	$8

Total	10	8

Intel payable (1)
Tax indemnity	(4)	(2)

Total	(4)	(2)

Total, net (2)	$6	$6

(1)	We have the contractual right of offset of our receivables and payables with Intel.
(2)
As of December 26, 2020, $3 million and $3 million are recorded in Other current assets and Other long-term assets on the consolidated balance sheet, respectively. As of December 28, 2019, $2 million and $4 million are recorded in Other current assets and Other long-term assets on the consolidated balance sheet, respectively.